Income Tax and Deferred Taxes - Additional Information (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX AND DEFERRED TAXES
Unrecognized deferred tax assets tax loss carryforwards		$ 4,551,790
Temporary differences associated with investments in subsidiaries and joint ventures	$ 1,232,849,769	1,317,729,055
Deferred tax asset not recognized for deductible temporary differences	$ 1,433,966,236	$ 999,207,087